Income Taxes (Principal Components of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets (liabilities):
Cost and expense accruals	$ 1,352,773	$ 847,197
Revenue recognition	401,436	84,241
Less: valuation allowance	(1,754,209)	(931,438)
Current deferred tax assets, net	0	0
Non-current deferred tax assets (liabilities):
Depreciation and amortization	92,195	72,477
Net operating loss carry forwards	22,017,057	25,247,628
Less: valuation allowance	(22,109,252)	(25,320,105)
Non-current deferred tax assets, net	0	0
Intangible assets	0	0
Non-current deferred tax liabilities	$ 0	$ 0